LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 7,398	$ 10,201
Operating lease liabilities - current	3,804	3,969
Operating lease liabilities - non current	3,645	6,375
Total operating lease liabilities	$ 7,449	$ 10,344